Share Capital Authorized and Issued (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Stock by Class

	December 31, 2023	December 31, 2022
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	December 31, 2023	December 31, 2022
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	117,914,754	194,545,370